Document and Entity Information	6 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Entity Registrant Name	Senstar Technologies Ltd.
Entity Central Index Key	0000896494
Document Type	6-K
Document Period End Date	Jun. 30, 2023
Amendment Flag	false
Entity File Number	0-21388
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Entity Address, Address Line One	10th F. Gibor Sport Tower 7 Menachem Begin Road
Entity Address, City or Town	Ramat Gan
Entity Address, Postal Zip Code	5268102
Entity Address, Country	IL